SUMMARY OF CRITICAL ACCOUNTING POLICIES AND USE OF ESTIMATES (Details 1) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Convertible notes	$ 2,705
Preferred stock	4,123
Derivative liability	6,828	$ 1,785
Fair Value, Inputs, Level 1 [Member]
Convertible notes	0
Preferred stock	0
Derivative liability	0	0
Fair Value, Inputs, Level 2 [Member]
Convertible notes	0
Preferred stock	0
Derivative liability	0	0
Fair Value, Inputs, Level 3 [Member]
Convertible notes	2,705
Preferred stock	4,123
Derivative liability	$ 6,828	$ 1,785